Property, plant and equipment	12 Months Ended
Mar. 31, 2019
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Property, plant and equipment

4. Property, plant and equipment

	Land		Buildings		Plant and machinery *		Furniture fixtures and equipment		Vehicles		Total
Gross carrying value:
As at April 1, 2017	₹	3,814	₹	27,581	₹	108,967	₹	15,748	₹	432	₹	156,542
Translation adjustment		28		265		904		188		2		1,387
Additions		2		1,197		11,767		1,776		1,003		15,745
Acquisition through business combinations		—		13		4		11		1		29
Disposals		—		(190)		(7,302)		(872)		(294)		(8,658)
Assets reclassified as held for sale		(207)		(3,721)		(27,118)		(1,079)		(5)		(32,130)

As at March 31, 2018		3,637		25,145		87,222		15,772		1,139		132,915
Accumulated depreciation/ impairment:
As at April 1, 2017		—	₹	6,361	₹	77,005	₹	11,968	₹	365	₹	95,699
Translation adjustment		—		49		509		104		—		662
Depreciation		—		1,023		14,078		1,381		387		16,869
Disposals		—		(70)		(6,640)		(758)		(242)		(7,710)
Assets reclassified as held for sale				(1,539)		(19,627)		(712)		(4)		(21,882)

As at March 31, 2018		—		5,824		65,325		11,983		506		83,638
Capital work-in-progress											₹	15,680
Assets reclassified as held for sale												(514)

Net carrying value including Capital work-in-progress as at March 31, 2018											₹	64,443

Gross carrying value:
As at April 1, 2018	₹	3,637	₹	25,145	₹	87,222	₹	15,772	₹	1,139	₹	132,915
Translation adjustment		(5)		(8)		613		—		(6)		594
Additions		65		2,684		10,402		1,951		4		15,106
Disposals		—		(331)		(5,871)		(1,218)		(189)		(7,609)

As at March 31, 2019	₹	3,697	₹	27,490	₹	92,366	₹	16,505	₹	948	₹	141,006
Accumulated depreciation/ impairment:
As at April 1, 2018		—		5,824		65,325		11,983		506	₹	83,638
Translation adjustment		—		8		332		(6)		(3)		331
Depreciation and impairment **		—		1,034		12,298		1,363		304		14,999
Disposals		—		(151)		(4,767)		(747)		(125)		(5,790)

As at March 31, 2019		—		6,715		73,188		12,593		682		93,178
Capital work-in-progress											₹	22,773

Net carrying value including Capital work-in-progress as at March 31, 2019											₹	70,601

*	Including net carrying value of computer equipment and software amounting to ₹ 17,765 and ₹ 16,375, as at March 31, 2018 and 2019, respectively.
**

Includes impairment charge on software platform recognized on acquisitions, amounting to Nil, Nil and ₹ 1,480, for the year ended March 31, 2017, 2018 and 2019, respectively is included in Cost of revenues in the consolidated statement of income.